CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2025	Dec. 31, 2024
CIK_0001843477_Spring Valley Acquisition Corp. II
Current assets:
Cash	$ 154,890	$ 495,352
Prepaid expenses	8,333	61,361
Total current assets	163,223	556,713
Non-current assets:
Cash and investments held in Trust Account	26,615,977	25,554,084
Total non-current assets	26,615,977	25,554,084
Total assets	26,779,200	26,110,797
Current liabilities:
Accounts payable	117,635	88,768
Convertible promissory note - related party	900,000
Accrued expenses		120,000
Extension promissory notes - related party	1,500,000	1,500,000
Total current liabilities	2,517,635	1,708,768
Deferred underwriting commissions	2,814,086
Total liabilities	5,331,721	1,708,768
Commitments and Contingencies
Shareholders' Deficit:
Preference shares, $0.0001 par value 1,000,000 shares authorized none issued and outstanding as of December 31, 2025 and 2024, respectively
Accumulated deficit	(5,169,265)	(1,152,822)
Total stockholders' equity (deficit)	(5,168,498)	(1,152,055)
Total liabilities, mezzanine equity and stockholders' equity (deficit)	26,779,200	26,110,797
Class A ordinary shares subject to possible redemption | CIK_0001843477_Spring Valley Acquisition Corp. II
Current liabilities:
Class A ordinary shares, $0.0001 par value; 300,000,000 shares authorized; 2,213,278 and 2,213,429 shares subject to possible redemption at $12.02 and $11.55 per share as of December 31, 2025 and 2024, respectively	26,615,977	25,554,084
Class A ordinary shares subject not to possible redemption | CIK_0001843477_Spring Valley Acquisition Corp. II
Shareholders' Deficit:
Ordinary shares	$ 767	$ 767